Operating Leases	6 Months Ended
Jun. 30, 2018
Operating Leases
Operating Leases

16.         Operating Leases

Time and bareboat chartered-in vessels

The following table depicts our time or bareboat chartered-in vessel commitments as of June 30, 2018:

		Year				Charter	Rate ($/
	Name	built	Type	Charter Type	Delivery (1)	Expiration	day)
	Active as of June 30, 2018
1	Silent	2007	Handymax	Bareboat	January-17	March-19	$7,500	(2)
2	Single	2007	Handymax	Bareboat	January-17	March-19	$7,500	(2)
3	Star I	2007	Handymax	Bareboat	January-17	March-19	$7,500	(2)
4	Sky	2007	Handymax	Bareboat	January-17	March-19	$6,000	(2)
5	Steel	2008	Handymax	Bareboat	January-17	March-19	$6,000	(2)
6	Stone I	2008	Handymax	Bareboat	January-17	March-19	$6,000	(2)
7	Style	2008	Handymax	Bareboat	January-17	March-19	$6,000	(2)
8	Miss Benedetta	2012	MR	Time charter	March-18	March-19	$14,000	(3)
9	STI Beryl	2013	MR	Bareboat	April-17	April-25	$8,800	(4)
10	STI Le Rocher	2013	MR	Bareboat	April-17	April-25	$8,800	(4)
11	STI Larvotto	2013	MR	Bareboat	April-17	April-25	$8,800	(4)
12	Gan-Trust	2013	MR	Time charter	January-13	January-19	$13,950	(5)
13	CPO New Zealand	2011	MR	Time charter	September-16	August-18	$15,250	(6)
14	CPO Australia	2011	MR	Time charter	September-16	August-18	$15,250	(6)
15	Ance	2006	MR	Time charter	October-16	September-18	$13,500	(7)
16	Densa Alligator	2013	LR2	Time charter	February-18	August-18	$14,300	(8)
17	Densa Crocodile	2015	LR2	Time charter	June-18	December-18	$14,800	(9)
	Time charters that expired during the six months ended June 30, 2018
1	Krisjanis Valdemars	2007	Handymax	Time Charter	February-11	March-18	$11,250
2	Kraslava	2007	Handymax	Time Charter	January-11	May-18	$11,250
3	Vukovar	2015	MR	Time Charter	May-15	May-18	$17,034
4	Zefyros	2013	MR	Time Charter	July-16	June-18	$13,250
(1)	Represents delivery date or estimated delivery date.
(2)	This agreement includes a purchase option which can be exercised through December 31, 2018. If the purchase option is not exercised, the bareboat-in agreement will expire on March 31, 2019.
(3)

In January 2018, we entered into a time charter-in agreement for one year at $14,000 per day. We have an option to extend the charter for an additional year at $14,400 per day. We took delivery of this vessel in March 2018.

(4)

In April 2017, we sold and leased back this vessel, on a bareboat basis, for a period of up to eight years for $8,800 per day. The sales price was $29.0 million and we have the option to purchase this vessel beginning at the end of the fifth year of the agreement through the end of the eighth year of the agreement, at market based prices. Additionally, a deposit of $4.35 million was retained by the buyer and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.

(5)	We have an option to extend this charter for an additional year at $15,750 per day.
(6)	We have an option to extend this charter for an additional year at $16,000 per day.
(7)	We have an option to extend this charter for an additional year at $15,000 per day.
(8)	In February 2018, we entered into a time charter-in agreement for six months at $14,300 per day. We also have an option to extend the charter for an additional six months at $15,310 per day.
(9)	In May 2018, we entered into a time charter-in agreement for six months at $14,800 per day. We also have an option to extend the charter for an additional six months at $15,350 per day.

The undiscounted remaining future minimum lease payments under our time and bareboat charter-in arrangements that are accounted for as operating leases as of June 30, 2018 are $90.4 million. The obligations under these agreements will be repaid as follows:

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Less than 1 year	$34,297	$52,532
1 - 5 years	38,570	42,839
5+ years	17,486	22,264
Total	$90,353	$117,635

The total expense recognized under time and bareboat charterhire agreements that are accounted for as operating leases during the six months ended June 30, 2018 and 2017 was $35.2 million and $38.9 million, respectively. These lease payments include payments for the non-lease elements in our time chartered-in arrangements.

Time chartered-out vessels

The following table summarizes the terms of our time chartered-out vessels that were in place during the six months ended June 30, 2018.

				Delivery Date
				to the	Charter
	Name	Year built	Type	Charterer	Expiration		Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	February-19	(1)	$18,000
2	STI Poplar	2014	Handymax	January-16	January-19	(1)	$18,000
3	STI Notting Hill	2015	MR	November-15	October-18	(2)	$20,500
4	STI Westminster	2015	MR	December-15	December-18	(2)	$20,500
5	STI Rose	2015	LR2	February-16	February-19	(2)	$28,000
(1)	Redelivery is plus 30 days or minus 10 days from the expiry date.
(2)	Redelivery is plus or minus 30 days from the expiry date.

The future minimum payments due to us under these non-cancellable leases are set forth below. These minimum payments are shown net of address commissions, which are deducted upon payment.

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Less than 1 year	$18,856	$35,992
1 - 5 years	—	2,176
5+ years	—	—
Total	$18,856	$38,168

These lease payments include payments for the non-lease elements in our time chartered-out arrangements.